Derivatives - Summary of Effect of Fair Value Hedges and Cash Flow and Net Investment Hedges (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	$ 6,870	$ (3,167)
Total liabilities	(4,904)	2,365
TOTAL	1,966	(802)	$ (933)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(4,566)	2,182
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(149)	71
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(189)	112
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	2,144	(501)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	3,286	(1,874)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	1,440	(792)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(4,958)	2,070
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(5,087)	2,585
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	251	(449)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(122)	(66)
Change in value of hedged items for ineffectiveness measurement [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(180)	392
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(6,917)	3,168
Total liabilities	4,925	(2,364)
TOTAL	(1,992)	804	914
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	4,584	(2,179)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	151	(73)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	190	(112)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	(2,160)	507
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(3,299)	1,869
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(1,458)	792
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	4,961	(2,072)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	5,089	(2,587)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(250)	449
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	122	66
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	180	(392)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(47)	1
Total liabilities	21	1
TOTAL	(26)	2	(19)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	18	3
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	2	(2)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	1
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	(16)	6
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(13)	(5)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(18)
Hedge ineffectiveness [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	3	(2)	(2)
Hedge ineffectiveness [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	2	(2)
Hedge ineffectiveness [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	1
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	184,846	161,993
Total liabilities	136,154	102,137
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	125,602	93,150
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	5,481	4,960
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	5,071	4,027
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	46,888	30,032
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	78,688	86,804
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	59,270	45,157
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	2,823	(4,043)
Total liabilities	2,268	(2,583)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	2,214	(2,301)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	82	(52)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(28)	(230)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	1,502	(618)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	580	(2,699)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	741	(726)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(125)	(180)
Total liabilities	(146)	(147)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(11)	(4)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(135)	(143)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(119)	(172)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(6)	(8)
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	4,697	(2,100)	(2,229)
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	5,041	(2,528)
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(466)	362
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	122	66
Hedging gain losses recognized in other comprehensive income [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	180	(392)	890
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(673)	738	1,077
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(218)	335
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(572)	306
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	117	97
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL			$ (8)
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	5,370	(2,838)
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	5,259	(2,863)
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	106	56
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	5	(31)
Net Change In Other Comprehensive Income Loss [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	$ 180	$ (392)